Group information - Summary of Associates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Alpha logo servicos de informatica sa tablet cloud [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	25.00%	25.00%
Trinks servicos de internet sa [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	19.90%	19.90%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Food delivery marketplace
Proportion of ownership interest in associate	29.50%	29.50%
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	20.00%	20.00%
Neostore Desenvolvimento de Programas de Computador
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	40.02%	0.00%
RH Software
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	20.00%	0.00%
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Credit bureau services
Proportion of ownership interest in associate	47.75%	0.00%
Creditinfo Guyana Inc (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Credit bureau services
Proportion of ownership interest in associate	47.75%	0.00%
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Credit bureau services
Proportion of ownership interest in associate	47.75%	0.00%
Creditinfo ECCU
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Credit bureau services
Proportion of ownership interest in associate	47.75%	0.00%
StoneCo CI Ltd (“Creditinfo Caribbean”) [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in associate	47.75%	0.00%